Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2021 USD ($)
Short-term Investments (Details) [Line Items]
Realized gain on disposal of available-for-sale securities			¥ 24,831	¥ 50,746
Available-for-sale impairment loss	185,723				$ 28,748
Short-Term Investments [Member]
Short-term Investments (Details) [Line Items]
Realized gain on disposal of available-for-sale securities	100	15	7,110	11,451
Unrealized gains/(loss) on investments	4,009	621	4,451	(1,802)
Short-Term Investments [Member] | Commercial Banks Deposits [Member]
Short-term Investments (Details) [Line Items]
Interest income	2,820	$ 437	1,994	11,679
Short-Term Investments [Member] | Available-for-Sale Securities [Member]
Short-term Investments (Details) [Line Items]
Accrued interest				¥ 4,088